Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Net income	¥ 1,159,887	¥ 980,494	¥ 1,011,773
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income	(12,531)	(53,814)	(36,862)
Remeasurement of defined benefit pension plans	10,583	25,875	18,891
Share of other comprehensive income of investments accounted for using the equity method	(911)	613	145
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income	(681,515)	(704,636)	(819,192)
Cash flow hedges	(4,295)	1,352	12,379
Insurance finance income (expenses)	568,291	563,396	727,716
Exchange differences on translating foreign operations	(79,266)	442,406	178,275
Share of other comprehensive income of investments accounted for using the equity method	(337)	4,735	3,554
Other	(676)	(283)	(144)
Total other comprehensive income, net of tax	(200,657)	279,644	84,762
Comprehensive income	959,230	1,260,138	1,096,535
Comprehensive income attributable to
Sony Group Corporation's stockholders	941,030	1,247,301	1,087,289
Noncontrolling interests	¥ 18,200	¥ 12,837	¥ 9,246